Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSUs, PSUs and Stock Option

Set out below are summaries of RSUs, PSUs and stock option for 2023 and 2022:

	2023		2022 *
	Average		Average
	exercise price	Number of	exercise price	Number of
	(U.S. Dollars)	options and RSUs and PSUs	(U.S. Dollars)	options and RSUs
At the beginning of the year	8.30	3,534,561	1.16	4,032,345
Granted during the year	5.53	4,340,239	18.90	1,474,463
Exercised during the year	2.25	(663,897)	3.45	(1,136,375)
Forfeited during the year	14.06	(248,601)	10.31	(835,872)
At the end of the year	6.86	6,962,302	8.30	3,534,561
Vested and exercisable at the end of the year	7.03	704,006	4.06	347,788